Investment Strategy	Apr. 30, 2026
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of August 3, 2026, the Fund had significant investment exposure to companies in the consumer discretionary and financials sectors; however, the Fund’s sector exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based publicly listed companies that provide high “shareholder yield.”
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or principally traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria screens the Fund’s portfolio to limit its exposure to any single country outside the United States to 30% of Fund assets. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of August 3, 2026, the Fund had significant investment exposure to companies in the energy and financials sectors, as well as companies in Japan, Canada, and Europe; however, the Fund’s sector and geographic exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights and country-specific limits) established by the Fund’s quantitative algorithm.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or principally traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. The Adviser considers an issuer to be in an emerging market if it is domiciled or principally traded in any of the following countries: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hong Kong (Chinese domicile), Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Adviser will update the list of emerging markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of emerging market, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria screens the Fund’s portfolio to limit its exposure to any single country outside the United States to 30% of Fund assets. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of August 3, 2026, the Fund had significant investment exposure to companies in the financials, and information technology sectors, companies in Taiwan, and South Korea, as well as Chinese companies principally traded in Hong Kong; however, the Fund’s sector and geographic exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights and country-specific limits) established by the Fund’s quantitative algorithm. As a result, the Fund may experience high portfolio turnover.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. The Adviser considers an issuer to be in an emerging market if it is domiciled or principally traded in any of the following countries: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hong Kong (Chinese domicile), Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Adviser will update the list of emerging markets annually.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of emerging market, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.
Cambria Global Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics. Companies with strong value characteristics are companies the Adviser believes are undervalued according to various value metric ratios (as described below). The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), uses its own proprietary rules-based quantitative algorithm to select the Fund’s holdings.

Utilizing its own quantitative model, Cambria identifies countries with undervalued securities markets, according to various value metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” The CAPE Shiller P/E ratio for a country’s equity market (typically represented by a broadly diversified index) is derived by dividing the current market value of a country’s primary stock market index (e.g., S&P 500) by the average of ten years of earnings of index constituent companies (moving average), adjusted for inflation. Cambria’s algorithm then identifies equities that are domiciled or principally traded in one of the countries with undervalued securities markets. Cambria’s algorithm then applies a number of value metrics to individual equity securities, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and enterprise multiple (EV/EBITDA). The algorithm calculates a valuation composite for each equity security, which is then used to identify equities that exhibit strong value characteristics Securities in the Fund may be denominated in either the U.S. dollar or other currencies. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria screens the Fund’s portfolio to limit its exposure to any single country outside the United States to 20% of Fund assets. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. At least 40% of the Fund’s holdings are expected to be composed of securities of issuers domiciled or principally traded in at least three countries (including the United States). As of August 3, 2026, the Fund had significant investment exposure to companies in the financials sector, as well as companies in the Asia-Pacific region, Europe, and Latin America; however, the Fund’s sector and geographic exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights and country-specific limits) established by the Fund’s quantitative algorithm. The Fund may also invest in U.S.-listed exchange traded funds (“ETFs”) to gain exposure to the equity markets and issuers of developed and emerging market countries.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Companies with strong value characteristics are companies the Adviser believes are undervalued according to various value metric ratios (as described below).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Utilizing its own quantitative model, Cambria identifies countries with undervalued securities markets, according to various value metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” The CAPE Shiller P/E ratio for a country’s equity market (typically represented by a broadly diversified index) is derived by dividing the current market value of a country’s primary stock market index (e.g., S&P 500) by the average of ten years of earnings of index constituent companies (moving average), adjusted for inflation. Cambria’s algorithm then identifies equities that are domiciled or principally traded in one of the countries with undervalued securities markets. Cambria’s algorithm then applies a number of value metrics to individual equity securities, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and enterprise multiple (EV/EBITDA). The algorithm calculates a valuation composite for each equity security, which is then used to identify equities that exhibit strong value characteristics Securities in the Fund may be denominated in either the U.S. dollar or other currencies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics.
Cambria Global Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (the “ETFs”) and other exchange traded products (“ETPs”) including, but not limited to, exchange-traded notes (“ETNs”), exchange traded currency trusts, closed-end funds, and real estate investment trusts (“REITs”, and collectively, with ETFs, ETPs, and ETNs, “Underlying Vehicles”) that offer diversified exposure, including inverse exposure, to global regions (including emerging markets), countries, styles (i.e., market capitalization, value, growth, etc.) and sectors. The Fund will invest in Underlying Vehicles, including affiliated and unaffiliated ETPs, spanning all the major world asset and instrument classes including equities, bonds (including high yield bonds, which are commonly referred to as “junk bonds”), real estate, derivatives, commodities, and currencies.

The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), will actively manage the Fund’s portfolio utilizing a quantitative strategy with risk management controls in an attempt to protect capital. Cambria’s model combines momentum and trend factors to select Underlying Vehicles for the Fund. Under normal market circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Underlying Vehicles with strong momentum characteristics. For purposes of this policy, an Underlying Vehicle is deemed by the Adviser to possess strong momentum characteristics if the Underlying Vehicle is (i) priced above its long-term trend indicator and (ii) ranked highly, on absolute and relative basis, using a momentum composite comprised of short, medium and long-term momentum indicators.

Through Underlying Vehicles, the Fund may have exposure to companies in any industry and of any market capitalization. In addition to Underlying Vehicles, the Fund may invest up to 20% of its net assets directly in other securities and financial instruments, including futures, cash and cash equivalents. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in securities of issuers located in at least three different countries (including the United States).

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations monthly. As a result, the Fund may experience high portfolio turnover.

•   ETFs are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

•   ETPs are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

•   ETNs are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the issuer.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, an Underlying Vehicle is deemed by the Adviser to possess strong momentum characteristics if the Underlying Vehicle is (i) priced above its long-term trend indicator and (ii) ranked highly, on absolute and relative basis, using a momentum composite comprised of short, medium and long-term momentum indicators.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), will actively manage the Fund’s portfolio utilizing a quantitative strategy with risk management controls in an attempt to protect capital. Cambria’s model combines momentum and trend factors to select Underlying Vehicles for the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Underlying Vehicles with strong momentum characteristics.
Cambria Value and Momentum Hedged Equity ETF (formerly, Cambria Value and Momentum ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (1) U.S. exchange-listed equity securities that (i) are undervalued according to various valuation metrics (described below) and (ii) have strong momentum characteristics based on upward price trends (“Value and Momentum Companies”), and/or (2) derivatives that provide short exposure to a U.S. exchange-traded stock index. Valuation metrics include, but are not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and enterprise multiple (EV/EBITDA). An equity security is deemed by the Adviser (defined below) to possess strong momentum characteristics if the security is (i) priced above its long-term trend indicator and (ii) ranked highly, on both an absolute and relative basis, using a momentum composite comprised of short, medium and long-term momentum indicators. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), intends to employ systematic quantitative strategies in an effort to avoid overvalued and downtrending markets.

In attempting to avoid overvalued and downtrending equity markets, the Fund may hedge up to 100% of the value of the Fund’s long portfolio. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to attempt to effectuate such hedging during times when Cambria believes that the U.S. equity market is overvalued from a valuation standpoint, or Cambria’s models identify unfavorable trends and momentum in the U.S. equity market. During certain periods, including to collateralize the Fund’s investments in futures contracts, the Fund may invest up to 20% of the value of its net assets in U.S. dollar and non-U.S. dollar denominated money market instruments or other high quality debt securities, or ETFs that invest in these instruments.

The Fund may invest in securities of companies in any industry, but will limit the maximum allocation to any particular sector to 25%. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may also invest in small- and mid-capitalization companies. Filters will be implemented to screen for companies that pass sector exposure and liquidity requirements.

Cambria will utilize a quantitative model that combines value and momentum factors to identify which securities the Fund may purchase and sell and opportune times for purchases and sales. The Fund will look to allocate to the top performing Value and Momentum Companies based on the Adviser’s assessment of a combination of (1) valuation metrics, including but not limited to the following: P/S ratio, P/E ratio, P/B ratio, and EV/EBITDA, and (2) long and short term momentum indicators.

The Fund may invest in U.S. exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. The Fund may also invest in U.S. exchange-listed real estate investment trusts (“REITs”) and engage in short sales of securities.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations monthly. As a result, the Fund may experience high portfolio turnover.

As of August 3, 2026, the Fund had significant investment exposure to companies in the consumer discretionary, financials, and energy sectors; however, the Fund’s sector exposure may change from time to time.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Valuation metrics include, but are not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, and enterprise multiple (EV/EBITDA). An equity security is deemed by the Adviser (defined below) to possess strong momentum characteristics if the security is (i) priced above its long-term trend indicator and (ii) ranked highly, on both an absolute and relative basis, using a momentum composite comprised of short, medium and long-term momentum indicators.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Cambria will utilize a quantitative model that combines value and momentum factors to identify which securities the Fund may purchase and sell and opportune times for purchases and sales. The Fund will look to allocate to the top performing Value and Momentum Companies based on the Adviser’s assessment of a combination of (1) valuation metrics, including but not limited to the following: P/S ratio, P/E ratio, P/B ratio, and EV/EBITDA, and (2) long and short term momentum indicators.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will seek to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (1) U.S. exchange-listed equity securities that (i) are undervalued according to various valuation metrics (described below) and (ii) have strong momentum characteristics based on upward price trends (“Value and Momentum Companies”), and/or (2) derivatives that provide short exposure to a U.S. exchange-traded stock index.
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is designed to provide absolute positive returns with reduced downside volatility, manageable risk, and smaller drawdowns (i.e., peak-to-trough declines in performance) by identifying an investable portfolio of exchange-traded vehicles that provide diversified exposure to all of the major asset classes in the various regions, countries and sectors around the globe. Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. The Fund invests in Underlying Vehicles that seek exposure to undervalued markets, according to various valuation metrics, such as the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio, while seeking to avoid overvalued markets through the use of systematic quantitative screens. The Fund also invests in Underlying Vehicles with momentum and trend following strategies. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets.

Under normal market conditions, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), selects Underlying Vehicles that provide exposures of approximately 45% to equity securities, 45% to fixed income securities and 10% to other asset classes, such as commodities and currencies.

Under normal market conditions, Cambria allocates approximately 40% of the Fund’s total assets to long positions in foreign companies’ equity or debt securities or foreign currencies. The Fund defines foreign companies as those domiciled or principally traded outside of the U.S. The Fund defines equity exposures to include Underlying Vehicles that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposures to include Underlying Vehicles that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Fund defines commodity and currency exposures to include Underlying Vehicles that track the performance of commodity and currency indices.

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs, that offer diversified exposure to all of the major asset classes in the various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicle, but which Cambria believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

Cambria has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.

Cambria Tail Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing in cash and U.S. government bonds, and utilizing a put option strategy to manage the risk of a significant negative movement in the value of domestic equities (commonly referred to as tail risk) over rolling one-month periods. To hedge against sharp declines in the U.S. stock market, each month, the Fund purchases U.S. exchange-listed protective “out of the money” put options on U.S. stock indices. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), intends to spend approximately one percent of the Fund’s total assets per month to purchase put options. Cambria generally targets put options in the 0% to 30% out of the money range. Buying a put option provides the purchaser the right to sell the underlying index to the put seller at a specified price within a specified time period. There is an associated cost (premium), but in the event the underlying index declines in value, ownership of the put may reduce the downside risk. In the event the market rises, the cost of the option might be lost. For example, if the Fund purchases a put option on the S&P 500 Index (“SPX Put”), the Fund pays a premium to the option seller, which decreases the Fund’s return. If, however, the value of the S&P 500 Index falls below the SPX Put’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the S&P 500 Index. By employing the put option strategy, Cambria seeks growth with reduced volatility as compared to the cash and U.S. bonds.

Cambria has implemented the put option strategy to attempt to provide protection from significant market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices that track the performance of U.S. equity securities. Cambria generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into U.S. bonds, including U.S. Treasuries and Treasury inflation-protected securities (TIPS). Cambria also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions. The put option strategy only includes exchange-listed put options.

Cambria Trinity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is designed to provide diversified exposure to all of the major asset classes in the various regions, countries and sectors around the globe and absolute positive returns with lower volatility and risk compared to global equity markets. The major asset classes represented in the Fund are equity and fixed income securities, real estate, commodities, listed derivatives, and currencies.

Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. The Fund invests in Underlying Vehicles that seek exposure to undervalued markets, according to various valuation metrics, such as the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio”, while seeking to avoid overvalued markets through the use of systematic quantitative screens. The Fund also invests in Underlying Vehicles with momentum and trend following strategies. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell or short assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets. The Fund also invests in other Underlying Vehicles that pursue shareholder yield and managed futures strategies, which involve dividend investing and short sales, respectively.

Under normal market conditions, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), selects Underlying Vehicles that provide the Fund with a targeted allocation of approximately 25% of its portfolio to equity securities, 25% to fixed income securities, 35% to trend following strategies, and 10% to other asset classes such as currencies and real assets, including commodities, listed derivatives, and real estate. As of August 3, 2026, the Fund invested in twenty-nine Underlying Vehicles that provide investment exposure to these various asset classes and strategies.

The Fund defines equity securities to include exposure through Underlying Vehicles to equity securities, including, but not limited to, real estate investment trusts (“REITs”) and common stocks of issuers of any market capitalization. The Fund defines fixed income securities to include exposure through Underlying Vehicles to securities issued by the U.S. Government and its agencies, treasury inflation-protected securities (TIPS), sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The equity securities and fixed income securities may be issued by governments or companies located in developed or emerging markets.

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs, that offer diversified exposure to all of the major asset classes in the various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicles, but which Cambria believes will help the Fund achieve its investment objective, including, but not limited to, futures, options, swap contracts, cash and cash equivalents, and money market funds.

Cambria has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.

Cambria Global Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities of domestic and foreign, including developed and emerging market, companies principally engaged in the real estate sector and real-estate related industries (collectively, “real estate companies”) that exhibit favorable multi-factor metrics, such as value, quality and momentum, according to a quantitative methodology developed by Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria” or the “Adviser”). For investment purposes, real estate companies are defined as (i) exchange-listed real estate investment trusts (“REITs”) and (ii) companies included in the real estate sector according to the Global Industry Classification Standards (“GICS”®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year. Under normal market circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in the securities of real estate companies.

Cambria selects Fund securities by beginning with the broad global universe of real estate companies and using its quantitative methodology to screen for securities that pass certain market capitalization and liquidity requirements. Cambria then utilizes a proprietary algorithm to identify the securities of real estate companies that are attractive from a multi-factor perspective. Cambria’s algorithm identifies companies based on (i) value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, funds from operations (FFO), dividend yield, and enterprise multiple (EV/EBITDA), (ii) quality metrics, such as accruals or debt/asset ratios, and (iii) momentum metrics, including trailing (preceding) 12-month total returns. For additional information about the algorithm and its multi-factor metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. With respect to momentum metrics, momentum is defined as an upward (positive) or downward (negative) price movement of a security (or an asset class), generating positive or negative investment returns, over the course of a predefined observation period. Cambria uses traditional stock-price momentum metrics. As an example, 12-month momentum would be calculated by observing the company’s stock returns during the trailing 12-month period. A company’s 12-month total returns include any dividends realized during this observation period, which spans from a recent end date to a start date 12 months prior.

Under normal market conditions, at least 40% of the Fund is expected to be composed of real estate companies issued and listed outside the United States that, in the aggregate, are tied economically to a number of countries throughout the world. As of August 3, 2026, the Fund had significant investment exposure to real estate companies issued and listed in the United States; however, the Fund’s geographic exposure may change from time to time.

The Fund concentrates (holds more than 25% of) its assets in real estate-related industries. Securities of “real estate-related industries” means securities classified in one of these two industry groups of the Real Estate sector, as determined by GICS: (1) Equity REITs and (2) Real Estate Management & Development.

Within each of the two broad global regions, United States and ex-United States, Cambria selects approximately the top 20% of real estate companies, based on the application of its algorithm, used in conjunction with its quantitative, multi-factor methodology. Cambria expects the Fund’s portfolio to be comprised of between 50 and 100 constituents of approximate equal weight. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For investment purposes, real estate companies are defined as (i) exchange-listed real estate investment trusts (“REITs”) and (ii) companies included in the real estate sector according to the Global Industry Classification Standards (“GICS”®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Cambria selects Fund securities by beginning with the broad global universe of real estate companies and using its quantitative methodology to screen for securities that pass certain market capitalization and liquidity requirements. Cambria then utilizes a proprietary algorithm to identify the securities of real estate companies that are attractive from a multi-factor perspective. Cambria’s algorithm identifies companies based on (i) value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, funds from operations (FFO), dividend yield, and enterprise multiple (EV/EBITDA), (ii) quality metrics, such as accruals or debt/asset ratios, and (iii) momentum metrics, including trailing (preceding) 12-month total returns. For additional information about the algorithm and its multi-factor metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in the securities of real estate companies.
Strategy Portfolio Concentration [Text]	The Fund concentrates (holds more than 25% of) its assets in real estate-related industries. Securities of “real estate-related industries” means securities classified in one of these two industry groups of the Real Estate sector, as determined by GICS: (1) Equity REITs and (2) Real Estate Management & Development.
Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based micro and small capitalization publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines micro and small capitalization companies as companies having a market capitalization between $100 million and $5 billion. Cambria defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. For the purposes of this strategy, Cambria’s quantitative algorithm calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

No less frequently than on a quarterly basis, utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, micro and small capitalization, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated, or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). The quantitative model then selects between 100 and 300 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. The number of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.

Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations.

As of August 3, 2026, the Fund had significant investment exposure to companies in the consumer discretionary, financials, and industrials sectors; however, the Fund’s sector exposure may change from time to time.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm, but Cambria may adjust the Fund’s holdings more frequently in response to market events that develop between the model’s quarterly calculations.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines micro and small capitalization companies as companies having a market capitalization between $100 million and $5 billion. Cambria defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this strategy, Cambria’s quantitative algorithm calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.No less frequently than on a quarterly basis, utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, micro and small capitalization, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated, or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). The quantitative model then selects between 100 and 300 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. The number of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based micro and small capitalization publicly listed companies that provide high “shareholder yield.”
Cambria Tactical Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange traded products and ETFs that invest primarily in bonds. Fixed income securities include, but are not limited to, the following: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes and T-Bills; intermediate term (i.e., two- to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; residential and commercial mortgage-backed securities (“MBS”); Treasury Inflation-Protected Securities (TIPS); and emerging market government bonds (i.e., sovereign debt). The Fund may invest in fixed income securities of any duration or maturity.

Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of their current yield spreads (i.e., the difference in quoted rates of return on differing debt instruments) relative to T-Bills and their historical average yield spreads. Fixed income securities with varying maturities, credit ratings, and risks typically have different yields. Some fixed income securities’ yields may be similar to the yields of T-Bills (narrow yield spreads), while other fixed income securities may have yields that are larger than and more attractive relative to the yields of T-Bills (wide yield spreads). Wider yield spreads, however, often indicate greater risks associated with those securities.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the current yield spreads of various categories of fixed income securities relative to T-Bills and determines whether the current yield spreads are narrow or wide relative to historic averages. If a category of fixed income securities, e.g., corporate bonds, has a historically narrow yield spread relative to T-Bills, the Fund will invest in T-Bills rather than corporate bonds because the lower rate of return does not sufficiently offset the associated risks of corporate bonds. If, however, a category of fixed income securities, e.g., MBS, has a historically wide yield spread relative to T-Bills, the Fund will invest in MBS rather than T-Bills because the higher rate of return helps offset the additional risks associated with MBS. To the extent the quantitative model identifies historically wide yield spreads in any fixed income security category, the model generally targets an allocation of between 10% and 20% of the Fund’s net assets to that category of fixed income securities.

To the extent that all of the various categories of fixed income securities have historically narrow yield spreads relative to T-Bills, the Fund may invest up to 100% of its portfolio in T-Bills, as market conditions warrant. However, if multiple categories of the fixed income universe demonstrate historically wide yield spreads relative to T-Bills, which may include significant downward pricing trends, the Fund may invest a significant portion of its assets in each of those applicable fixed income security categories and may not allocate any assets to T-Bills. Accordingly, when spreads relative to T-Bills are wider than historic averages for an individual category of fixed income security, the Fund typically moves its assets tactically into these riskier bonds and sources of yield.

Although Cambria seeks to weight each of the categories of fixed income securities with wide yield spreads equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations. Accordingly, the Fund generally targets an allocation of between 10% and 20% of its net assets in each category of fixed income securities with wide historic yield spreads, based on the quantitative model’s quarterly calculation, and the Fund invests the remainder of its assets in T-Bills.

To the extent that historic yield spreads are wide with respect to high yield bonds or emerging market government bonds, Cambria expects to obtain exposure to these types of fixed income securities through investments in other exchange-traded funds (“ETFs”). The model may allocate up to 10% of the Fund’s net assets to ETFs. Accordingly, the Fund generally targets an allocation of between 5% and 10% of the Fund’s net assets to these categories of fixed income securities when they have historically wide yield spreads.

In addition, to the extent that real estate investment trusts (“REITs”) have historically wide yield spreads relative to T-Bills, the model may allocate up to 20% of its net assets in REITs.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include, but are not limited to, the following: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes and T-Bills; intermediate term (i.e., two- to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; residential and commercial mortgage-backed securities (“MBS”); Treasury Inflation-Protected Securities (TIPS); and emerging market government bonds (i.e., sovereign debt).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of their current yield spreads (i.e., the difference in quoted rates of return on differing debt instruments) relative to T-Bills and their historical average yield spreads. Fixed income securities with varying maturities, credit ratings, and risks typically have different yields. Some fixed income securities’ yields may be similar to the yields of T-Bills (narrow yield spreads), while other fixed income securities may have yields that are larger than and more attractive relative to the yields of T-Bills (wide yield spreads). Wider yield spreads, however, often indicate greater risks associated with those securities.No less frequently than on a quarterly basis, the quantitative algorithm evaluates the current yield spreads of various categories of fixed income securities relative to T-Bills and determines whether the current yield spreads are narrow or wide relative to historic averages. If a category of fixed income securities, e.g., corporate bonds, has a historically narrow yield spread relative to T-Bills, the Fund will invest in T-Bills rather than corporate bonds because the lower rate of return does not sufficiently offset the associated risks of corporate bonds. If, however, a category of fixed income securities, e.g., MBS, has a historically wide yield spread relative to T-Bills, the Fund will invest in MBS rather than T-Bills because the higher rate of return helps offset the additional risks associated with MBS. To the extent the quantitative model identifies historically wide yield spreads in any fixed income security category, the model generally targets an allocation of between 10% and 20% of the Fund’s net assets to that category of fixed income securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange traded products and ETFs that invest primarily in bonds.
Cambria LargeCap Shareholder Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based large capitalization publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines large capitalization companies as companies having a market capitalization of at least $10 billion. Cambria defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns. For purposes of this strategy, Cambria’s quantitative algorithm calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

No less frequently than on a quarterly basis, utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, large capitalization, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated, or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). The quantitative model then selects between 50 and 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. The number of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.

Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations.

As of August 3, 2026, the Fund had significant investment exposure to companies in the financials and energy sectors; however, the Fund’s sector exposure may change from time to time.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm, but Cambria may adjust the Fund’s holdings more frequently in response to market events that develop between the model’s quarterly calculations.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines large capitalization companies as companies having a market capitalization of at least $10 billion. Cambria defines “shareholder yield” as the totality of returns realized by an investor from a company’s cash payments for dividends, buybacks and debt paydowns.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this strategy, Cambria’s quantitative algorithm calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks (i.e., a company’s repurchase of its own shares from the marketplace, which, in turn, reduces the number of outstanding shares for continuing shareholders or generates proceeds for existing shareholders), and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.No less frequently than on a quarterly basis, utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, large capitalization, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated, or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of value metrics to create a composite, including metrics such as, but not limited to, price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, price-to-free cash-flow (P/FCF or P/CF) ratio, and enterprise multiple (EV/EBITDA). The quantitative model then selects between 50 and 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. The number of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy Cambria’s quantitative measurements at any one time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common stock, issued by U.S.-based large capitalization publicly listed companies that provide high “shareholder yield.”
Cambria Fixed Income Trend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange-traded funds (“ETFs”) that invest primarily in bonds. Fixed income securities include, but are not limited to, the following fixed income categories: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes, T-bills and Treasury Inflation-Protected Securities (TIPS); intermediate term (i.e., two- to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; municipal bonds; residential and commercial mortgage-backed securities (“MBS”); convertible securities; preferred securities; private credit; foreign developed government bonds (i.e., developed market sovereign debt); and emerging market government bonds (i.e., emerging market sovereign debt). The Fund may invest in fixed income securities of any duration or maturity.

Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of current price trends across fixed income categories. Trend can be defined as the direction that prices of a security are moving in, based on where they have been historically. Trends are made up of peaks and troughs. It is the direction of those peaks and troughs that constitute a market’s trend. Whether those peaks and troughs are moving up, down, or sideways indicates the direction of the trend. The Fund will seek to invest in fixed income segments with prices in an uptrend, i.e., demonstrating price trend strength. Cambria uses its quantitative model to track trends across indices representing each fixed income category and selects the Fund’s investments based on the model’s analysis of both short-term and long-term price trend indicators.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the price trends of various categories of fixed income securities. Although Cambria seeks to weight equally the applicable fixed income categories demonstrating price trend strength (other than T-Bills) in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations.

Cambria expects to obtain exposure to these fixed income securities through investments in other ETFs; however, the Fund may also invest directly in fixed income securities. With respect to private credit, the Fund may obtain exposure to private credit through registered ETFs, but the Fund does not intend to invest directly in private credit as part of its principal investment strategy.

To the extent that the various fixed income categories do not demonstrate price trend strength relative to T-Bills, the Fund may invest up to 100% of its assets in T-Bills, as market conditions warrant. However, if certain categories of the fixed income universe demonstrate significant price trend strength, the Fund may invest a significant portion of its assets in each of those applicable fixed income security categories with potentially no allocation to T-Bills.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include, but are not limited to, the following fixed income categories: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes, T-bills and Treasury Inflation-Protected Securities (TIPS); intermediate term (i.e., two- to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; municipal bonds; residential and commercial mortgage-backed securities (“MBS”); convertible securities; preferred securities; private credit; foreign developed government bonds (i.e., developed market sovereign debt); and emerging market government bonds (i.e., emerging market sovereign debt).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of current price trends across fixed income categories. Trend can be defined as the direction that prices of a security are moving in, based on where they have been historically. Trends are made up of peaks and troughs. It is the direction of those peaks and troughs that constitute a market’s trend. Whether those peaks and troughs are moving up, down, or sideways indicates the direction of the trend. The Fund will seek to invest in fixed income segments with prices in an uptrend, i.e., demonstrating price trend strength. Cambria uses its quantitative model to track trends across indices representing each fixed income category and selects the Fund’s investments based on the model’s analysis of both short-term and long-term price trend indicators. No less frequently than on a quarterly basis, the quantitative algorithm evaluates the price trends of various categories of fixed income securities. Although Cambria seeks to weight equally the applicable fixed income categories demonstrating price trend strength (other than T-Bills) in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange-traded funds (“ETFs”) that invest primarily in bonds.